Other Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Deposits	¥ 82,731	¥ 83,627
Deferred customer activation costs	72,801	55,841
Receivables held for sale (Non-current)	258,717	203,249
Allowance for doubtful accounts	(5,402)	(1,395)
Long-term bailment for consumption to a related party		240,000
Other	36,876	47,852
Total	¥ 445,723	¥ 629,174